Income taxes	12 Months Ended
Dec. 31, 2023
Income Taxes
Income taxes

21. Income taxes

Significant components of the current and deferred income tax recovery for the years ended December 31, 2023, 2022 and 2021 are as follows:

	December 31,
	2023	2022	2021
	$	$	$
Current income tax recovery	-	-	109
Deferred tax:
Origination and reversal of temporary differences	3,706	2,885	1,291
Change in unrecognized tax assets	(3,706)	(2,885)	(1,291)
Total income tax recovery	-	-	109

From time to time, the Company is subject to tax audits. While the Company believes that its filing positions are appropriate and supportable, periodically, certain matters are challenged by tax authorities. Although the Company believes its tax provisions are adequate, the final determination of tax audits and any related disputes could be materially different from historical income tax provisions and accruals. In 2019, AEZS Germany underwent a tax audit regarding the taxation years 2013 to 2016. As of December 31, 2023 and 2022, the tax authorities concluded the audit for those years. The subsequent years remain unaudited, and the Company has accrued $108 as an uncertain tax provision for those years.

The reconciliation of the combined Canadian federal and provincial corporate income tax rate to the income tax expense for the years ended December 31, 2023, 2022 and 2021 is provided below:

	December 31,
	2023	2022	2021

Combined Canadian federal and provincial statutory income tax rate	26.50%	26.50%	26.50%

	December 31,
	2023	2022	2021
	$	$	$
Income tax recovery based on combined statutory income tax rate	4,273	6,023	2,246
Change in unrecognized tax assets	(3,706)	(2,885)	(1,291)
Share issuance costs	-	-	367
Permanent difference attributable to impairment of goodwill	-	(2,407)	-
Impact of expiring investment tax credits	(1,156)	(1,559)	(1,724)
Provision to filed return adjustments	-	106	151
Share-based compensation costs	(100)	(144)	(82)
Difference in statutory income tax rate of foreign subsidiaries	521	902	226
Other	168	(36)	216
	-	-	109

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)

Loss before income taxes is attributable to the Company’s tax jurisdictions for the years ended December 31, 2023, 2022 and 2021. as follows:

	December 31,
	2023	2022	2021
	$	$	$
Germany	(10,935)	(16,756)	(4,383)
Canada	(5,371)	(5,679)	(3,860)
United States	(246)	(292)	(234)
	(16,552)	(22,727)	(8,477)

Significant components of deferred tax assets and liabilities are as follows:

	December 31,
	2023	2022
	$	$
Deferred tax assets
Operating losses carried forward	143	582
	143	582
Deferred tax liabilities
Payables and accrued liabilities	-	450
Property and equipment	86	55
Other	57	77
	143	582
Deferred tax assets (liabilities), net	-	-

Significant components of unrecognized deferred tax assets and losses are as follows:

	December 31,
	2023	2022
	$	$
Deferred revenues and other provisions	53	1,475
Operating losses carried forward	96,866	87,445
Capital losses carried forward	210	210
SR&ED Pool	9,138	9,138
Unused tax credits	1,788	1,559
Employee future benefits	1,784	1,317
Property and equipment	524	524
Intangible assets	104	95
Share issuance expenses	453	781
Other	388	294
	111,768	102,838

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)

Deferred income tax assets are recognized to the extent that the realization of the related tax benefit through reversal of temporary differences and future taxable profits is probable. Based on the current forecasted future taxable profits and reversal of temporary differences, the company does not believe it will have sufficient future earnings to offset the deferred tax assets and has an unrecognized deferred tax asset balance of $111,768.

As of December 31, 2023, the Company has a total accumulated non-capital losses of $90,436 federally and $89,114 provincially, which may be carried forward for twenty years and used to reduce taxable income in future years. The Company has not recognized deferred tax assets on any of the non-capital losses, due to the uncertainty that there will be sufficient taxable income or that the taxable temporary differences will be reversing in the same reporting period and jurisdiction. The losses will be expiring as follows:

	Canada Federal	Canada Provincial
	$	$
2028	8,054	6,668
2029	4,791	4,773
2030	4,104	4,089
2031	1,753	1,737
2032	4,250	4,250
2033	3,721	3,721
2034	4,153	4,153
2035	10,418	10,452
2036	10,592	10,592
2037	7,343	7,343
2038	6,557	6,557
2039	3,501	3,501
2040	3,808	3,808
2041	4,822	4,822
2042	6,367	6,367
2043	6,202	6,202
	90,436	89,114

Aeterna Zentaris Inc.

Notes to Consolidated Financial Statements

As of December 31, 2023 and 2022 and for the years ended December 31, 2023, 2022 and 2021

(in thousands of US dollars, except share and per share data and where otherwise noted)

The Company has non-refundable R&D investment tax credits of approximately $1,778 which can be carried forward to reduce Canadian federal income taxes payable and which expire at dates ranging from 2023 to 2035. Furthermore, the Company has unrecognized tax assets in respect of operating losses to be carried forward in Germany and in the US. The federal tax losses amount to approximately $225,296 in Germany (€ 203,833) for which there is no expiry date, and to $5,342 in the US. The losses in the US will be expiring as follows:

United States
$
2028	369
2029	178
2034	151
2035	447
2036	195
2037	709
Indefinite	1,224
indefinite	771
indefinite	516
indefinite	244
Indefinite	292
indefinite	246
5,342

The operating loss carryforwards and the tax credits claimed are subject to review, and potential adjustment, by tax authorities. Other deductible temporary differences for which tax assets have not been booked are not subject to a time limit, except for share issuance expenses which are amortizable over five years.